Loans and financings - Analysis by index (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and financings
Current	$ 146,002	$ 33,149
Non-current	1,878,312	1,475,408
Total	2,024,314	1,508,557	$ 1,424,867
Fixed rate
Loans and financings
Current	31,300
Non-current	1,424,790
Total	1,456,090	1,044,564
LIBOR
Loans and financings
Current	48,120
Non-current	182,454
Total	230,574	345,601
TLP
Loans and financings
Current	6,201
Non-current	126,079
Total	132,280	53,712
BNDES SELIC
Loans and financings
Current	2,170
Non-current	28,513
Total	30,683	25,970
CDI
Loans and financings
Current	55,899
Non-current	100,784
Total	156,683	20,265
TJLP
Loans and financings
Current	2,270
Non-current	15,692
Total	17,962	18,333
Other
Loans and financings
Current	42
Total	$ 42	$ 112